SCHEDULE OF CONVERTIBLE LOANS (Details)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2021 SGD ($)	Dec. 07, 2020 SGD ($)	Dec. 10, 2019 SGD ($)
Notes and other explanatory information [abstract]
Convertible loans			$ 3,401,237	$ 2,310,757	$ 250,000	$ 1,500,000